Derivatives, Sold and Purchased Credit Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	$ 182	$ 214
Notional amount Protection sold	11,741	9,021
Notional amount Protection purchased with identical underlyings	3,898	2,558
Notional Net protection sold	7,843	6,463
Notional Other protection purchased	17,082	14,959
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	6,629	4,608
Corporate bonds [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	59	35
Notional amount Protection sold	2,037	2,007
Notional amount Protection purchased with identical underlyings	1,374	1,575
Notional Net protection sold	663	432
Notional Other protection purchased	$ 1,460	$ 946
Corporate bonds [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2019	Jan. 01, 2018
Corporate bonds [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2027	Dec. 31, 2027
Corporate bonds [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 441	$ 510
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	62	86
Notional amount Protection sold	133	267
Notional amount Protection purchased with identical underlyings	121	232
Notional Net protection sold	12	35
Notional Other protection purchased	$ 113	$ 153
Structured products [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2022	Jan. 01, 2022
Structured products [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2047	Dec. 31, 2047
Structured products [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 128	$ 252
Credit default swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1	0
Notional amount Protection sold	3,618	2,626
Notional amount Protection purchased with identical underlyings	1,998	308
Notional Net protection sold	1,620	2,318
Notional Other protection purchased	$ 2,896	$ 3,932
Credit default swap [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2019	Jan. 01, 2018
Credit default swap [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2028	Dec. 31, 2027
Credit default swap [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 582	$ 540
Commercial [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	49	83
Notional amount Protection sold	389	423
Notional amount Protection purchased with identical underlyings	363	401
Notional Net protection sold	26	22
Notional Other protection purchased	$ 51	$ 87
Commercial [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2047	Jan. 01, 2047
Commercial [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2058	Dec. 31, 2058
Commercial [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 109	$ 0
Asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	9	9
Notional amount Protection sold	42	42
Notional amount Protection purchased with identical underlyings	42	42
Notional Net protection sold	0	0
Notional Other protection purchased	$ 1	$ 1
Asset-backed securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2045	Jan. 01, 2045
Asset-backed securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2046	Dec. 31, 2046
Asset-backed securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 42	$ 0
Other credit derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	2	1
Notional amount Protection sold	5,522	3,656
Notional amount Protection purchased with identical underlyings	0	0
Notional Net protection sold	5,522	3,656
Notional Other protection purchased	$ 12,561	$ 9,840
Other credit derivatives [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2018	Jan. 01, 2018
Other credit derivatives [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2048	Dec. 31, 2031
Other credit derivatives [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 5,327	$ 3,306